Stock-Based Compensation (Summary of Stock-based Compensation Expense Liability and Equity Classified Awards Included on the Consolidated Statements of Operations) (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ (6,000)	$ 57,000	$ 117,100	$ 99,900	$ 253,681	$ 105,849	$ 26,253
CII [Member] | Common Units [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	(13,400)	56,900	109,600	99,600
CII [Member] | Preferred Units [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	100	100	200	300
Part A Restricted Stock Units [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	2,600		2,600
Part B Restricted Stock Units [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	4,700		4,700
Operating Expense [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	900	4,300	15,400	8,000	20,173	7,667	1,380
Selling, General and Administrative Expenses [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ (6,900)	$ 52,700	$ 101,700	$ 91,900	$ 233,508	$ 98,182	$ 24,873